TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance as of beginning of the year	$ 156	$ 148
Cumulative translation adjustments and other	2	8
Balance at the end of the year	$ 158	$ 156